UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		October 20, 2004

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	       10,027,652

Form 13F Information Table Value Total:	      206,334,813









Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

Adolor Corporation        CS      00724X102  2,315,891 205,857           X                            M&S             X
Alleghany Corporation     CS      017175100        892 243,427           X                            M&S             X
Ambac Financial           CS      023139108  7,963,820  99,610           X                            M&S             X
American Intl Group       CS      026874107    254,963   3,750           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  2,145,553  39,947           X                            M&S             X
Ansys, Inc.               CS      03662Q105  2,693,924  54,171           X                            M&S             X
Banknorth Group           CS      06646R107  8,207,780 234,508           X                            M&S             X
BellSouth Corp.           CS      079860102    215,875   7,960           X                            M&S             X
Bradley Pharms Inc.       CS      104576103    544,098  26,737           X                            M&S             X
Cracker Barrel Group	  CS	  12489V106  5,426,901 150,413           X                            M&S             X
CYTYC Corporation         CS      232946103  3,473,519 143,831           X                            M&S             X
ChevronTexaco Corp.       CS      166751107    567,082  10,572           X                            M&S             X
Comcast Corp - Cl A       CS      200300101    939,573  33,271           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  4,596,330 164,625           X                            M&S             X
Compass BancShares        CS      20449H109  6,782,416 154,779           X                            M&S             X
Constellation Bds Cl A    CS      21036P306  1,126,928  34,410           X                            M&S             X
Constellation Brands Inc. CS      21036P108  9,465,332 248,695           X                            M&S             X
Cost Plus Inc.            CS      221485105  2,369,788  66,981           X                            M&S             X
Digital River Inc.        CS      25388B104  4,709,767 158,152           X                            M&S             X
Drew Industries           CS      26168L205    871,514  24,310           X                            M&S             X
Dycom Industries          CS      267475101  6,879,408 242,318           X                            M&S             X
Ebookers PLC ADR          CS      278725106  2,272,224 284,028           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    443,669   9,180           X                            M&S             X
Forest Oil Corporation    CS      346091705  8,196,706 272,135           X                            M&S             X
General Electric          CS      369604103    371,059  11,050           X                            M&S             X
H.B. Fuller               CS      359694106    491,967  17,955           X                            M&S             X
Health Management Assoc.  CS      421933102  2,155,774 105,520           X                            M&S             X
Heartland Express Inc.    CS      422347104  6,619,713 358,792           X                            M&S             X
Impco Technologies        CS      45255W106    400,110  81,655           X                            M&S             X
Insight Communications    CS      45768V108  3,116,423 354,139           X                            M&S             X
Integral Systems          CS      45810H107    967,696  49,600           X                            M&S             X
Intrado, Inc.             CS      46117A100    272,131  26,917           X                            M&S             X
Intuitive Surgical	  CS	  46120E602    566,849  22,903	         X			      M&S	      X
J2 Global Communications  CS      46626E205    464,563  14,706           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  2,324,280  60,702           X                            M&S             X
Kerr-McGee Corporation    CS      492386107  6,520,031 113,887           X                            M&S             X
Liberty Media Corp. CL A  CS      530718105  6,270,046 719,042           X                            M&S             X
Liberty Media Intl        CS      530719103  1,281,134  38,401           X                            M&S             X
Marten Transport          CS      573075108    793,208  45,404           X                            M&S             X
Meridian Resources        CS      58977Q109    887,247 100,481           X                            M&S             X
NTL Inc.                  CS      62940M104  3,763,180  60,628           X                            M&S             X
Navigators Group, Inc.    CS      638904102    758,953  25,956           X                            M&S             X
New York Comm Bancorp     CS      649445103  4,576,530 222,811           X                            M&S             X
NiSource Industries       CS      65473P105  6,505,158 309,622           X                            M&S             X
Norfolk Southern Corp.    CS      655844108    223,050   7,500           X                            M&S             X
PMI Group, Inc.           CS      69344M101  8,375,469 206,394           X                            M&S             X
Pfizer Inc                CS      717081103    441,864  14,440           X                            M&S             X
Pogo Producing Co.        CS      730448107  4,515,911  95,172           X                            M&S             X
Polaris Industries        CS      731068102  3,075,291  55,093           X                            M&S             X
Province Healthcare       CS	  743977100  7,309,783 394,416           X                            M&S             X
Respironics, Inc.         CS      761230101  5,372,003 100,524           X                            M&S             X
Rofin-Sinar               CS      775043102    996,863  33,930           X                            M&S             X
Ross Stores               CS      778296103  6,666,359 284,401           X                            M&S             X
SM&A                      CS      78465D105    457,985  65,520           X                            M&S             X
SeaChange International   CS      811699107    477,621  29,870           X                            M&S             X
Shuffle Master Inc.       CS      825549108  2,553,274  68,160           X                            M&S             X
Smithfield Foods, Inc.    CS      832248108  7,764,200 310,568           X                            M&S             X
Solectron Corporation     CS      834182107  5,140,2731,038,439           X                            M&S             X
Sterling Bancorp NY       CS      859158107    477,135  17,639           X                            M&S             X
Symantec                  CS      871503108  2,175,498  39,641           X                            M&S             X
Tractor Supply Company    CS      892356106  3,537,031 112,501           X                            M&S             X
Tribune Co.               CS      896047107    329,200   8,000           X                            M&S             X
USEC Inc.                 CS      90333E108    453,428  43,725           X                            M&S             X
VCA Antech, Inc.          CS      918194101  1,197,798  58,061           X                            M&S             X
Valspar Corporation       CS      920355104  5,299,300 113,524           X                            M&S             X
Vesta Insurance Grp       CS      925391104    213,140  47,470           X                            M&S             X
WellPoint Health Networks CS      94973H108  4,847,276  46,125           X                            M&S             X
Wintrust Financial Corp.  CS      97650W108    467,548   8,163           X                            M&S             X
Non-Discretionary Bal     MF                 1,375,0001,375,000          X                            M&S             X
MuniVest Fund             MF      626295109    362,992  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    416,983  47,874           X                            M&S             X
COLUMN TOTAL                               206,334,81310,027,652         X                            M&S             X
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